INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [text block] [Abstract]
Cost of sales	$ 7,951,269	$ 7,773,432	$ 7,279,358